Note 8 - Stockholders' Equity (Tables)	9 Months Ended
Sep. 30, 2019
Notes Tables
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Number of Common Stock Warrants	Weighted Average Exercise Price
Balance, December 31, 2018	296,296	$6.75
Warrants for common stock sold	2,139,512	$6.30
Warrants for common stock exercised	-
Balance, September 30,2018	2,435,808	$6.36